Common Stock and additional paid-in capital	12 Months Ended
Dec. 31, 2011
Common Stock and Additional Paid-In Capital (Abstract)
Common Stock and Additional Paid-In Capital
12.           Common Stock and Additional Paid-In Capital:

The Company's authorized capital stock consists of (a) 994,000,000 shares (all in registered form) of common stock, par value $0.01 per share (the "Class A shares"), (b) 1,000,000 shares (all in registered form) of common stock, par value $0.01 per share (the "Class B shares") and (c) 5,000,000 shares (all in registered form) of preferred stock, par value $0.1 per share. The Board of Directors shall have the fullest authority permitted by law to provide by resolution for any voting powers, designations, preferences and relative, participating, optional or other rights of, or any qualifications, limitations or restrictions on, the preferred stock as a class or any series of the preferred stock.

The holders of the Class A shares and of the Class B shares are entitled to one vote per share and to 1,000 votes per share, respectively, on each matter requiring the approval of the holders of common stock, however each share of common stock shares in the earnings of the Company on an equal basis.